Lease (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Future lease Payments under Operating Leases

Future lease payments under operating leases as of December 31, 2024 were as follows:

	For the year ended December 31,
	RMB	US$
2025	14,697	2,013
2026	8,897	1,219
2027	1,782	244
2028	1,484	203
2029	134	18
Total future lease payments	26,994	3,697
Less: imputed interest	1,384	188
Total lease liability balance	25,610	3,509